C. Stock-Based Compensation - Details of stock options (Details 2a) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
0.23-$0.30
Options Outstanding
Number Outstanding at December 31	1,612,500	1,612,500
Weighted Average Exercise Price	$ 0.29	$ 0.29
Weighted Average Remaining Contractual Life (in years)	5 years 9 months 22 days	6 years 3 months 18 days
Options Exercisable
Number Exercisable at December 31	1,612,500	1,609,689
Weighted Average Exercise Price	$ 0.29	$ 0.29
Weighted Average Remaining Contractual Life )in years)	5 years 9 months 22 days	6 years 3 months 18 days
0.31-$0.40
Options Outstanding
Number Outstanding at December 31	6,501,500	6,501,500
Weighted Average Exercise Price	$ 0.39	$ 0.39
Weighted Average Remaining Contractual Life (in years)	7 years 3 months 25 days	7 years 9 months 25 days
Options Exercisable
Number Exercisable at December 31	6,501,500	5,238,692
Weighted Average Exercise Price	$ 0.39	$ 0.39
Weighted Average Remaining Contractual Life )in years)	7 years 3 months 25 days	7 years 5 months 8 days
0.41-$0.50
Options Outstanding
Number Outstanding at December 31	502,000	502,000
Weighted Average Exercise Price	$ 0.45	$ 0.45
Weighted Average Remaining Contractual Life (in years)	7 years 6 months 29 days	8 years 3 months
Options Exercisable
Number Exercisable at December 31	447,833	285,333
Weighted Average Exercise Price	$ 0.45	$ 0.45
Weighted Average Remaining Contractual Life )in years)	7 years 6 months 29 days	7 years 2 months 16 days
0.51-$0.60
Options Outstanding
Number Outstanding at December 31	963,750	963,750
Weighted Average Exercise Price	$ 0.59	$ 0.59
Weighted Average Remaining Contractual Life (in years)	5 years 1 month 20 days	5 years 7 months 20 days
Options Exercisable
Number Exercisable at December 31	963,750	963,750
Weighted Average Exercise Price	$ 0.59	$ 0.59
Weighted Average Remaining Contractual Life )in years)	5 years 1 month 20 days	5 years 7 months 20 days
0.61-$0.70
Options Outstanding
Number Outstanding at December 31	66,500	66,500
Weighted Average Exercise Price	$ 0.68	$ 0.68
Weighted Average Remaining Contractual Life (in years)	2 years 4 months 17 days	2 years 10 months 17 days
Options Exercisable
Number Exercisable at December 31	66,500	66,500
Weighted Average Exercise Price	$ 0.68	$ 0.68
Weighted Average Remaining Contractual Life )in years)	2 years 4 months 17 days	2 years 10 months 17 days
0.71-$0.80
Options Outstanding
Number Outstanding at December 31	382,250	382,250
Weighted Average Exercise Price	$ 0.75	$ 0.75
Weighted Average Remaining Contractual Life (in years)	3 years 2 months 1 day	3 years 7 months 28 days
Options Exercisable
Number Exercisable at December 31	382,250	382,250
Weighted Average Exercise Price	$ 0.75	$ 0.75
Weighted Average Remaining Contractual Life )in years)	3 years 2 months 1 day	3 years 7 months 28 days
0.81-$0.90
Options Outstanding
Number Outstanding at December 31	697,091	697,091
Weighted Average Exercise Price	$ 0.88	$ 0.88
Weighted Average Remaining Contractual Life (in years)	2 years 6 months 4 days	3 years 4 days
Options Exercisable
Number Exercisable at December 31	697,091	697,091
Weighted Average Exercise Price	$ 0.88	$ 0.88
Weighted Average Remaining Contractual Life )in years)	2 years 6 months 4 days	3 years 4 days
0.91-$1.00
Options Outstanding
Number Outstanding at December 31	44,500	44,500
Weighted Average Exercise Price	$ 0.94	$ 0.94
Weighted Average Remaining Contractual Life (in years)	1 year 5 months 26 days	1 year 11 months 26 days
Options Exercisable
Number Exercisable at December 31	44,500	44,500
Weighted Average Exercise Price	$ 0.94	$ 0.94
Weighted Average Remaining Contractual Life )in years)	1 year 5 months 26 days	1 year 11 months 26 days
1.01-$1.50
Options Outstanding
Number Outstanding at December 31	81,500	81,500
Weighted Average Exercise Price	$ 1.13	$ 1.13
Weighted Average Remaining Contractual Life (in years)	1 year 22 days	1 year 6 months 22 days
Options Exercisable
Number Exercisable at December 31	81,500	81,500
Weighted Average Exercise Price	$ 1.13	$ 1.13
Weighted Average Remaining Contractual Life )in years)	1 year 22 days	1 year 6 months 22 days
1.51 - $5.00
Options Outstanding
Number Outstanding at December 31	300,417	363,307
Weighted Average Exercise Price	$ 2.73	$ 2.77
Weighted Average Remaining Contractual Life (in years)	4 months 24 days	9 months
Options Exercisable
Number Exercisable at December 31	300,417	363,307
Weighted Average Exercise Price	$ 2.73	$ 2.77
Weighted Average Remaining Contractual Life )in years)	4 months 24 days	9 months